Intangible Assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	5 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Software in progress	R$ 18,673	R$ 27,672	R$ 13,684
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.10%
Real growth rate	0.50%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	11.10%
Real growth rate	0.50%